Share-based payment arrangements - ESAP (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CHF (SFr) SFr / shares $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 SFr / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 SFr / shares	Dec. 31, 2015 USD ($) $ / shares
Summary of the activity related to share-based compensation arrangement
Number of shares Exercised | shares		(2.8)
Cash received upon exercise | $		$ 60
Weighted-average exercise price, Exercised (in Swiss francs per share) | SFr / shares	20.12
ESAP
Share-based Compensation Arrangement by Share-based Payment Award
Length of each savings period under the employee share acquisition plan (ESAP)		12 months
Number of ABB Ltd shares representing each ADS in the United States | $ / shares	1
Contractual term		1 year
Time period of interest rate used as the basis for the risk-free rate		1 year
Expected volatility (as a percent)		17.00%		20.00%		20.00%
Dividend yield (as a percent)		3.10%		3.70%		3.90%
Expected term		1 year		1 year		1 year
Risk-free interest rate (as a percent)		(0.60%)		(0.70%)		(0.80%)
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning | shares		3.4
Number of shares Granted | shares		2.9
Number of shares Forfeited | shares		(0.2)
Number of shares not exercised (savings returned plus interest) | shares		(0.4)
Number of shares outstanding at end | shares		2.9		3.4
Number of shares vested and expected to vest | shares		2.7
Exercisable at period end | shares
Weighted-average exercise price at beginning of period (in Swiss francs per share) | SFr / shares	20.12
Exercise prices per ADS (in Swiss francs or USD per share) | (per share)	SFr 26.26	$ 26.24	SFr 20.12	$ 20.52	SFr 18.78	$ 19.10
Weighted average exercise price, Forfeited (in Swiss francs per share) | SFr / shares	20.16
Weighted-average exercise price, Not exercised (savings returned plus interest) (in Swiss francs per share) | SFr / shares	20.12
Weighted-average exercise price at end of period (in Swiss francs per share) | SFr / shares	26.26		20.12
Weighted-average exercise price of shares Vested and expected to vest at end of period (in Swiss francs per share) | SFr / shares	26.26
Exercisable at period end (in Swiss francs per share) | SFr / shares
Weighted-average remaining contractual term of ESAP		9 months 18 days
Weighted-average remaining contractual term of ESAP, Vested and expected to vest		9 months 18 days
Aggregate intrinsic value of ESAP | $				$ 17		$ 17
Aggregate intrinsic value of ESAP, exercisable at end of period | SFr
Weighted-average grant-date fair value (per option) | SFr / shares	1.37		1.24		1.07